Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2013
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

2.                                      Basis of Presentation and Summary of Significant Accounting Policies

A summary of the significant accounting policies followed in the preparation of the accompanying consolidated financial statements, which conform to accounting principles generally accepted in the United States, is presented below.

Fiscal year.  The Company’s fiscal year ends on November 30.

Principles of consolidation.  The consolidated financial statements include the accounts of Xyratex Ltd and its wholly and majority-owned subsidiaries. Wholly and majority-owned subsidiaries are all entities over which the Company has the power to control the entity’s financial and operating policies. All significant intercompany accounts and transactions have been eliminated.

Use of estimates.  The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Some of the more significant estimates include inventory valuation reserves, depreciation, amortization and impairment of long-lived assets including goodwill, deferred tax asset valuation allowance, warranty reserves and equity compensation expense. Actual results could differ from those estimates.

Foreign currency.  The U.S. dollar is the functional currency of all operations as most revenues and expenses are incurred in U.S. dollars. As such, non-monetary assets and liabilities of operations located outside of the U.S. are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured using the current rate at each balance sheet date. Revenue and expenses are generally translated at a monthly exchange rate, being the actual rate at the beginning of each month, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income. Net foreign currency remeasurement losses of $4, $30 and $26 are included in selling general and administrative expenses, in the years ended November 30, 2013, 2012 and 2011, respectively.

Comprehensive income.  In addition to net income, comprehensive income includes charges or credits to equity that are not the result of transactions with shareholders. For the Company, this includes unrealized gains and losses on forward foreign currency contracts and foreign currency options. The Company has included components of comprehensive income within the Consolidated Statements of Shareholders’ Equity and Comprehensive Income.

Revenue recognition.  Revenue from product sales is recognized once delivery has occurred provided that persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectibility is reasonably assured. Delivery is considered to have occurred when title and risk of loss have transferred to the customer.

Certain product sales, primarily for the Capital Equipment segment, include customer acceptance provisions. For products produced according to the Company’s published specifications and where no substantive customer acceptance provisions exist, revenue is recognized when title passes to the customer, generally on delivery. For products produced according to a particular customer’s specifications, revenue is recognized when the product has been tested and it has been demonstrated that it meets the customer’s specifications and title passes to the customer. For new products, new applications of existing products or for products with substantive customer acceptance provisions where performance cannot be fully assessed prior to meeting customer specifications at the customer site, revenue is recognized upon receipt of final customer acceptance.

In certain instances, the Company requires advanced deposits for a portion of the sales price in advance of shipment. These amounts are recorded as deferred revenue until the revenue recognition criteria above are met.

A number of the Company’s contracts for the supply of products have included payments upon the achievement of milestones for Non-Recurring Engineering (“NRE”) during the product development phase. For those contracts where we determine that the product development phase constitutes a separate earnings process revenue relating to the NRE payments is recognized upon the achievement of the applicable milestones. Other NRE payments and up-front fees received on execution of a contract are recognized over the estimated period of product shipments. Revenue related to NRE payments which was recognized on the achievement of substantive milestones amounted to approximately $7,105, $1,581 and $987 in the years ended November 30, 2013, 2012 and 2011 respectively.

Research and development.  Amounts spent by the Company for research and development efforts are recorded as research and development expenses when incurred.

Warranty expense.  The Company generally offers warranties between one and three years. Estimated future warranty obligations related to product sales are charged to operations in the period in which the related revenue is recognized. These estimates are based on historical warranty experience and other relevant information of which the Company is aware. During the years ended November 30, 2013, 2012 and 2011, warranty expense was $2,267, $2,996 and $3,780 respectively.

Shipping and handling costs.  Shipping and handling costs charged to customers are included in revenues and the associated expense is recorded in cost of revenues for all periods presented.

Advertising.  Advertising costs are expensed as incurred and amounted to $168, $52 and $31during the years ended November 30, 2013, 2012 and 2011, respectively.

Pensions and 401(k) plan.  Retirement benefits are provided for U.K. and Malaysian employees by defined contribution pension plans whereby the assets of the plans are held separately from those of the Company and are independently administered. The Company also makes contributions to a 401(k) savings plan for U.S. employees. Contributions by the Company to defined contribution pension plans are charged to income as they become payable and amounted to $4,939, $4,962 and $5,088 during the years ended November 30, 2013, 2012 and 2011, respectively.

Equity compensation.  The Company accounts for employee equity awards under the fair value method. Accordingly, the Company measures equity compensation at the grant date based on the fair value of the award. Equity compensation is based on the graded vesting of the share-based award, adjusted for expected forfeitures.

In the three years ended November 30, 2013 the Company’s share based awards were primarily in the form of Restricted Stock Units (“RSUs”). The valuation of these awards is based on the share price on the date of grant and requires the estimate of forfeiture levels and the achievement of performance conditions.

The Company uses the Black-Scholes option pricing model as the method of valuation for share option grants under the Company’s share purchase plans.

Income taxes.  Provision for income taxes is based on income before taxes. Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets also arise from net operating losses and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount more likely than not to be realized.

We recognize the tax liability for uncertain income tax positions using the two step method set out in accounting guidance. Firstly we assess whether each income tax position is “more likely than not” to be sustained on audit, including resolution of related appeals or litigation process, if any. Secondly, for each income tax position that meets the “more likely than not” recognition threshold, the Company then assesses the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement with the tax authority.

Net earnings per share.  Basic net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding, during the period, excluding the dilutive effect of RSUs and share options. Diluted net earnings per share gives effect to all potentially dilutive common share equivalents outstanding during the period including RSUs and share options.

Cash and cash equivalents.  Investments are classified as cash equivalents if their original maturity is three months or less. Cash equivalents are stated at cost, which approximates fair value.

Accounts receivable.  Accounts receivable are stated at cost less the allowance for doubtful amounts. No interest has been charged on accounts receivable.

Inventory.  Inventory is valued at standard cost, which approximates actual cost computed on a first-in, first-out basis, not in excess of market value.

Property, plant and equipment.  Property, plant and equipment are stated at cost less accumulated depreciation. Additions, improvements and major renewals are capitalized; maintenance, repairs and minor renewals are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in current income. Depreciation is provided using the straight-line method, principally over five to twenty five years for buildings and improvements and two to seven years for machinery and equipment. Depreciation of leasehold improvements is provided using the straight-line method over the life of the asset or the minimum term of the lease, whichever is shorter. Land is not depreciated.

Software Development Cost.  Costs related to internally developed software and software purchased for internal use are capitalized. Capitalized software is included in property, plant and equipment and is depreciated between two and seven years when development is complete, and amounted to $697, $1,746 and $1,660 for the years ended November 30, 2013, 2012 and 2011 respectively.

Goodwill and purchased intangible assets.  Purchased intangible assets with identifiable lives are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated economic lives of the respective assets. Under the provisions of the accounting guidance, goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually or more frequently if impairment indicators arise. The Company will determine whether it is appropriate to to use qualitative factors to establish that it is more likely than not that the fair value of a reporting unit greater than its carrying amount. If qualitative assessment is not appropriate then impairment of goodwill is tested quantitatively using a two-step approach at the reporting unit level. The first step requires comparison of the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit. The fair values of the reporting units are estimated using the discounted cash flows approach which utilizes market data including the Company’s market value. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment. The second step involves determining the implied fair value of goodwill for each reporting unit. Any excess carrying amount of goodwill over the fair value determined in the second step will be recorded as a goodwill impairment loss.

Impairment of long-lived assets.  The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Treasury stock.  The Company accounts for its repurchase of shares under the cost method of accounting for treasury stock, whereby the treasury stock is recorded at the cost of reacquisition and reported as a deduction from shareholders equity. Differences in the share price upon subsequent reissuance from the original issuance are recorded through paid in capital. Retirement of treasury shares results in elimination of the original par value, with any excess amounts recorded in retained earnings.

Derivative financial instruments.  The Company enters into derivative financial instruments (forward foreign currency contracts and foreign currency options) in order to manage currency risks arising from its forecasted and firmly committed foreign currency denominated cash flows. The Company enters into these hedging relationships to limit foreign exchange rate risk for periods not exceeding 24 months. The Company does not utilize financial instruments for trading or speculative purposes.

The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheet at fair value. The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions. This documentation includes linking all derivatives to specific forecasted cash flows. The Company also formally assesses both at the hedge’s inception and on an ongoing basis whether the derivatives used in hedging transactions have been highly effective in offsetting changes in the cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods.

Where hedge instruments continue to be highly effective changes in fair value of these instruments are deferred and recorded, net of the related tax effects, as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively and recognizes future changes in fair value in current earnings.

The Company has designated all its forward foreign currency contracts as qualifying for hedge accounting and as remaining highly effective throughout their existence.

Fair Value Measurements.  The fair value of the Company’s financial instruments other than derivative financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate cost because of their short maturities. The fair value of the Company’s forward foreign exchange contracts and options is based on foreign currency spot rates and forward rates quoted by banks.

Concentration of credit risk.  Financial instruments which potentially subject the Company to concentrations of credit risk include cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents and short-term investments with high-credit quality financial institutions. Cash deposits are placed with up to three institutions and such deposits generally exceed governmentally insured limits. Concentrations of credit risk, with respect to accounts receivable, exist to the extent of amounts presented in the financial statements. Two customers, each with balances greater than 10% of total accounts receivable, represented 58% and 60% of the total accounts receivable balance at November 30, 2013 and 2012, respectively. Generally, the Company does not require collateral or other security to support customer receivables. The Company performs periodic credit evaluations of its customers and maintains an allowance for potential credit losses based on historical experience and other information available to management. Losses to date have been within management’s expectations.

Revenues of the Enterprise Data Storage Solutions segment include revenue from four customers accounting for 25%, 20%, 12% and 11% of the Company’s revenues in the year ended November 30, 2013, three customers accounting for 38%, 19% and 15% of the Company’s revenues in the year ended November 30, 2012 and three customers accounting for 42%, 22% and 13% of the Company’s revenues in the year ended November 30, 2011. Revenues of the HDD Capital equipment segment include revenue from one customer accounting for 11% of the Company’s revenues in the year ended November 30, 2013. No other customer accounted for more than 10% of revenues.

Supplier risk.  The Company integrates highly specialized components, such as disk drives, printed circuit board assemblies and power supplies into its products. These components are generally available from a single source or a limited number of suppliers. If any of these suppliers failed to meet the Company’s timing and quality requirements or unexpectedly discontinued its business relations with the Company, and no alternative supplier were found within a reasonable period of time, the Company’s ability to manufacture products at acceptable prices or to deliver products on time could be impaired, possibly resulting in loss of sales.

Recent accounting pronouncements

In July, 2013, the FASB issued ASU No. 2013-11,  Income Taxes (ASC Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists . The amendments in this ASU provide explicit guidance that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with limited exceptions. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and do not require new recurring disclosures. The adoption of this new guidance will be assessed as part of Seagate, but would not have had a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09 (ASC Topic 606) , Revenue from Contracts with Customers. The ASU outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. It also requires entities to disclose both quantitative and qualitative information that enable financial statements users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The ASU would have been effective in the Company’s 2017 fiscal year. The impact, if any, of ASU 2014-09 will be assessed as part of Seagate Technology.